Summary of Significant Accounting Policies - Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries (Details) - VIEs [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents		¥ 319,275	¥ 155,360
Restricted cash		218,151	152,136
Investment in marketable securities		2,032,157	1,422,725
Accounts receivable, net		83,044	78,502
Other receivables, net		7,996	4,206
Loans receivable, net			6,964
Amount due from the subsidiaries of the Group	[1]	75,348	93,722
Prepaid expenses and other assets		153,055	147,209
Investments		282,685	797,573
Operating lease right-of-use assets, net		1,935	6,274
Property, equipment and software, net		41,179	48,103
Total assets		3,214,825	2,912,774
Liabilities:
Payroll and welfare payable		9,302	11,467
Taxes payable		291,392	301,935
Accrued expenses and other liabilities		72,914	70,155
Operating lease liabilities		192	4,696
Amounts due to related parties		6,112	6,022
Amount due to the subsidiaries of the Group	[1]	991,829	1,009,332
Deferred tax liabilities		3,130
Total liabilities		1,374,871	1,403,607
Net revenues		252,264	271,164	¥ 396,650
Net (loss) income		92,995	83,076	(73,079)
Net cash provided by operating activities		143,307	25,148	339,806
Net cash (used in) provided by investing activities		81,062	(1,136,444)	(5,021)
Net cash provided by financing activities		¥ 5,561

[1]	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.